Note 16 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Changes in the Year (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates
Investments In Subsidiaries Joint VenturesAnd Associates At The Beginning	€ 1,488,000,000	€ 1,578,000,000	€ 1,588,000,000
Acquisitions And Capital Increases	257,000,000	161,000,000	309,000,000
Disposals And Capital Reductions	(47,000,000)	(149,000,000)	(516,000,000)
Transfers And Changes Of Consolidation method	(7,000,000)	(27,000,000)	211,000,000
Share Of Profit And Loss	(39,000,000)	(42,000,000)	(7,000,000)
Exchange Differences	(27,000,000)	10,000,000	2,000,000
Dividends Valuation Adjustments And Others	(188,000,000)	(43,000,000)	(8,000,000)
Investments In Subsidiaries Joint Ventures And Associates At The End	€ 1,437,000,000	€ 1,488,000,000	€ 1,578,000,000